Related Party Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Percentage of increase in notes of the group	20.00%
Key management personnel compensation	$ 4,072,411	$ 4,107,123